RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amortization of Debt Discount (Premium)		$ 21,000	$ (0)	$ (0)
Consulting Fees		1,356		26,395
Mr. Newton [Member]
Related Party Transaction [Line Items]
Consulting Fees		0	0	25,856
Mr. Michael Ranger [Member]
Related Party Transaction [Line Items]
Consulting Fees		1,356	0	0
Vanadium [Member]
Related Party Transaction [Line Items]
Deferred revenue		300,000
Note Payable Related Party 2015 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable	$ 6,553
Interest rate	3.45%
Notes Payable, Related Parties		8,844	8,537
Interest Expense, Related Party		247	$ 240	$ 339
Note Payable Related Party 2021 [Member]
Related Party Transaction [Line Items]
Proceeds from note payable		72,000
Notes Payable, Related Parties		75,659
Interest Expense, Related Party		$ 3,659
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Derivative Asset, Fair Value, Gross Liability		$ 127,049
Amortization of Debt Discount (Premium)		21,000
Note Payable Related Party 2021 [Member] | Debt Discount [Member]
Related Party Transaction [Line Items]
Derivative Asset, Fair Value, Gross Liability		72,000
Note Payable Related Party 2021 [Member] | Loss On Issuance Of Note [Member]
Related Party Transaction [Line Items]
Derivative Asset, Fair Value, Gross Liability		$ 55,049